Summary of Significant Accounting Policies - Summary of Changes in Inventory (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 27, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Beginning balance				$ 2,700
Direct write off		$ (100)	$ (100)	(144)	$ (1,767)
Ending balance		$ 2,100		2,100		$ 2,700
Previously Reported [Member]
Beginning balance	$ 1,676			$ 2,699	$ 6,440	6,440
Charged to cost of revenue	8,875					797
Direct write off	(4,111)					(4,538)
Ending balance	$ 6,440					$ 2,699